Jun. 23, 2023
Class Y Prospectus | SIMT LARGE CAP GROWTH FUND
Large Cap Growth Fund

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
(the "Fund")

Supplement Dated June 23, 2023
to the Class Y Shares Prospectus, dated January 31, 2023, as amended on March 24, 2023
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Strategy of the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the fifth sentence of the first paragraph is hereby deleted and replaced with the following:

The Fund will invest primarily in common stocks, preferred stocks, warrants, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and exchange-traded funds (ETFs), as well as forward contracts and swaps for hedging and speculative purposes.

In addition, also under the heading titled "Principal Investment Strategies," the following is hereby inserted as a new third paragraph:

The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities, including through forwards and swaps, believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

In addition, under the heading titled "Principal Investment Strategies," the current third paragraph (and, as revised, fourth paragraph) is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and certain of the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

There are no other changes to the Investment Strategy of the Fund.

Change in Principal Risks of the Fund In the Fund Summary of the Fund, under the heading titled "Principal Risks," the following risks are hereby added immediately after "Exchange-Traded Funds Risk":
There are no other changes to the Principal Risks of the Fund. There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE